INVENTORY	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY
4.    INVENTORY

	2014	2013

Computers	$28,979	$45,382
Monitors	66,747	114,126
Printers	1,398	15,880
Parts and enclosures	3,855	31,426
General	13,715	23,779
	$114,694	$230,593

During the year, the Company recorded inventory obsolescence in the amount of $126,315 (2013 - $217,719).